Accumulated Other Comprehensive Income (Loss) - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	$ 714	$ 872
Other comprehensive income (loss)	21	(711)
Other	37
Balance, end of period	772	714
Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	161	988
Balance, end of period		161
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	553	(116)
Balance, end of period		553
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	1,689	953
Other comprehensive income (loss)	(339)	677
Other	0
Balance, end of period	1,350	1,689
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	1,630	953
Balance, end of period		1,630
Unrealized foreign currency translation gains (losses), net of hedging activities | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	59	0
Balance, end of period		59
Unrealized gains (losses) on FVOCI assets
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(839)	150
Other comprehensive income (loss)	485	(1,483)
Other	0
Balance, end of period	(354)	(839)
Unrealized gains (losses) on FVOCI assets | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(1,333)	266
Balance, end of period		(1,333)
Unrealized gains (losses) on FVOCI assets | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	494	(116)
Balance, end of period		494
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(18)	(7)
Other comprehensive income (loss)	17	(11)
Other	0
Balance, end of period	(1)	(18)
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(18)	(7)
Balance, end of period		(18)
Unrealized gains (losses) on cash flow hedges | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(107)	(47)
Other comprehensive income (loss)	(44)	(60)
Other	0
Balance, end of period	(151)	(107)
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(107)	(47)
Balance, end of period		(107)
Share of other comprehensive income (loss) in joint ventures and associates | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(149)	(320)
Other comprehensive income (loss)	(105)	171
Other	37
Balance, end of period	(217)	(149)
Remeasurement of defined benefit plans | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(149)	(320)
Balance, end of period		(149)
Remeasurement of defined benefit plans | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(5)	(2)
Other comprehensive income (loss)	7	(3)
Other	0
Balance, end of period	2	(5)
Share of other comprehensive income (loss) in joint ventures and associates | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(5)	(2)
Balance, end of period		(5)
Share of other comprehensive income (loss) in joint ventures and associates | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	143	145
Other comprehensive income (loss)	0	(2)
Other	0
Balance, end of period	143	143
Revaluation surplus on transfers to investment properties | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	143	145
Balance, end of period		143
Revaluation surplus on transfers to investment properties | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Participating account
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(3)	2
Other comprehensive income (loss)	9	(5)
Other	0
Balance, end of period	6	(3)
Participating account | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	(3)	2
Balance, end of period		(3)
Participating account | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	4	0
Other comprehensive income (loss)	(3)	4
Other	0
Balance, end of period	1	4
Non-controlling interests | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	4	0
Balance, end of period		4
Non-controlling interests | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	0	0
Balance, end of period		0
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	713	870
Other comprehensive income (loss)	15	(710)
Other	37
Balance, end of period	765	713
Shareholders | Currently Stated, Due To Changes In Accounting Policy
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	160	986
Balance, end of period		160
Shareholders | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of analysis of other comprehensive income by item [line items]
Balance, beginning of period	$ 553	(116)
Balance, end of period		$ 553